CONSOLIDATED STATEMENT OF INCOME - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF INCOME
REVENUE		$ 660,838,000	$ 756,625,000	$ 1,049,579,000
Commodity risk management contracts loss				(70,221,000)
Production and operating costs		(164,034,000)	(232,325,000)	(359,779,000)
Geological and geophysical expenses		(12,595,000)	(11,192,000)	(10,529,000)
Administrative expenses		(49,534,000)	(43,969,000)	(50,024,000)
Selling expenses		(14,914,000)	(13,084,000)	(7,995,000)
Depreciation		(130,659,000)	(120,934,000)	(96,692,000)
Write-off of unsuccessful exploration efforts		(14,779,000)	(29,563,000)	(25,789,000)
Impairment loss for non-financial assets		0	(13,332,000)	0
Other (expenses) income	[1]	(777,000)	(21,319,000)	527,000
OPERATING PROFIT		273,546,000	270,907,000	429,077,000
Financial expenses		(51,551,000)	(45,815,000)	(57,073,000)
Financial income		8,016,000	6,237,000	3,180,000
Foreign exchange gain (loss)		12,160,000	(16,820,000)	19,725,000
PROFIT BEFORE INCOME TAX		242,171,000	214,509,000	394,909,000
Income tax expense		(145,792,000)	(103,441,000)	(170,474,000)
PROFIT FOR THE YEAR		$ 96,379,000	$ 111,068,000	$ 224,435,000
Earnings per share (in US$). Basic		$ 1.84	$ 1.95	$ 3.78
Earnings per share (in US$). Diluted		$ 1.81	$ 1.94	$ 3.75

[1]	Includes results related to business transactions in Chile and Argentina in 2023. See Notes 35.3 and 35.4.